Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 016 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 31,624,439	$ 35,942,232
Deemed distributed loans	(158,940)	(60,285)
Net assets available for benefits per the Form 5500	$ 31,465,499	$ 35,881,947